Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		¥ 5,251,988		¥ 4,892,480	¥ 4,253,544
Total liabilities		4,806,867		4,405,346	3,795,976
Total equity		445,121		487,134	457,568	¥ 410,027
Impairment		(6,367)
Net carrying value of the investments		261,179		257,953	239,584
Total revenues		804,388		824,933	805,049
Net profit/(loss)		33,514		52,257	51,337
Other comprehensive income		(55,236)		(4,549)	25,750
Total comprehensive income		(21,722)		47,708	¥ 77,087
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		3,417,906		3,359,985
Total liabilities		3,156,057		3,125,484
Total equity		261,849		234,501
Total equity attributable to equity holders of the associates and joint ventures		216,858		189,510
Total adjustments	[1]	369		464
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 217,227		¥ 189,974
Proportion of the Group's ownership		43.686%	[2]	43.686%
Gross carrying value of the investments		¥ 98,085		¥ 86,179
Net carrying value of the investments	[2]	98,085		86,179
Total revenues		75,154		74,905
Net profit/(loss)		15,528		17,476
Other comprehensive income		(2,765)		2,416
Total comprehensive income		12,763		19,892
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		246,072		281,252
Total liabilities		198,186		204,805
Total equity		47,886		76,447
Total equity attributable to equity holders of the associates and joint ventures		31,747		55,074
Total adjustments	[1]	(7,790)		(7,257)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 23,957		¥ 47,817
Proportion of the Group's ownership		29.59%	[3]	29.59%
Gross carrying value of the investments		¥ 8,056		¥ 15,116
Impairment		(5,862)	[3]	(3,217)
Net carrying value of the investments	[3]	2,194		11,899
Total revenues		42,447		68,645
Net profit/(loss)		(15,650)		5,091
Other comprehensive income		(6,186)		(35)
Total comprehensive income		(21,836)		5,056
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		135,690		120,178
Total liabilities		101,933		94,756
Total equity		33,757		25,422
Total equity attributable to equity holders of the associates and joint ventures		33,757		25,422
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 33,757		¥ 25,422
Proportion of the Group's ownership		40.00%		40.00%
Gross carrying value of the investments		¥ 13,501		¥ 10,151
Net carrying value of the investments		13,501		10,151
Total revenues		87,461		82,549
Net profit/(loss)		717		621
Other comprehensive income		(1,197)		(766)
Total comprehensive income		(480)		(145)
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		29,306		25,153
Total liabilities		25,889		21,868
Total equity		3,417		3,285
Total equity attributable to equity holders of the associates and joint ventures		3,407		3,277
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 3,407		¥ 3,277
Proportion of the Group's ownership		35.00%		35.00%
Gross carrying value of the investments		¥ 1,737		¥ 1,692
Net carrying value of the investments		1,737		1,692
Total revenues		3,222		6,846
Net profit/(loss)		219		281
Other comprehensive income		6		(8)
Total comprehensive income		225		273
China Pipe Group Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		37,315		37,099
Total liabilities		1,369		1,476
Total equity		35,946		35,623
Total equity attributable to equity holders of the associates and joint ventures		35,946		35,623
Total adjustments	[1]	384		405
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 36,330		¥ 36,028
Proportion of the Group's ownership		43.86%		43.86%
Gross carrying value of the investments		¥ 21,569		¥ 21,438
Net carrying value of the investments		21,569		21,438
Total revenues		6,097		5,583
Net profit/(loss)		3,128		3,081
Total comprehensive income		3,128		3,081
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		644,687		593,284
Total liabilities		297,413		257,074
Total equity		347,274		336,210
Total equity attributable to equity holders of the associates and joint ventures		154,370		149,217
Total adjustments	[1]	16,038		16,509
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 170,408		¥ 165,726
Proportion of the Group's ownership		10.03%	[4]	10.29%
Gross carrying value of the investments		¥ 22,602		¥ 22,644
Net carrying value of the investments	[4]	22,602		22,644
Total revenues		361,123		331,665
Net profit/(loss)		16,651		14,416
Other comprehensive income		190		(27)
Total comprehensive income		16,841		14,389
Joy City Commercial Property Fund L.P. ("Joy City") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		9,710		10,258
Total liabilities		22		232
Total equity		9,688		10,026
Total equity attributable to equity holders of the associates and joint ventures		9,688		10,026
Total adjustments	[1]	(1,764)		(1,707)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 7,924		¥ 8,319
Proportion of the Group's ownership		66.67%		66.67%
Gross carrying value of the investments		¥ 5,283		¥ 5,546
Net carrying value of the investments		5,283		5,546
Total revenues		(145)		352
Net profit/(loss)		(164)		333
Other comprehensive income		10		15
Total comprehensive income		(154)		348
Mapleleaf Century Limited ("MCL") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		23,957		24,195
Total liabilities		12,773		13,035
Total equity		11,184		11,160
Total equity attributable to equity holders of the associates and joint ventures		11,184		11,160
Total adjustments	[1]	(6,447)		(5,511)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 4,737		¥ 5,649
Proportion of the Group's ownership		75.00%		75.00%
Gross carrying value of the investments		¥ 3,553		¥ 4,237
Net carrying value of the investments		3,553		4,237
Total revenues		883		897
Net profit/(loss)		774		28
Other comprehensive income		(1,750)		447
Total comprehensive income		¥ (976)		¥ 475

[1]	Including adjustments for the difference of accounting policies, fair value and others.
[2]	The 2021 final dividend of RMB0.0813 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 24 June 2022. The Company’s cash dividend receivable is RMB774 million.
[3]	The 2021 final dividend of HKD 0.032 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2022. The Company received a cash dividend equivalent to RMB61 million. On 31 December 2021, the cumulative impairment loss of RMB3,217 million for the investment in Sino-Ocean had been recognised by the Group. On 31 December 2022, the Hong Kong stock price of Sino-Ocean was HKD1.09 per share. The Group performed an impairment test for the investment and recognised an impairment provision of RMB2,645 million based on the share price of Sino-Ocean H shares. If the share price of Sino-Ocean decreases by 10% as of December 31, 2022, it will increase the Group’s provision for impairment by RMB219 million. If the Group’s share of the book value of Sino-Ocean’s audited net assets attributable to shareholders of the parent company as at December 31, 2022 is lower than the book value of long-term equity investment in Sino-Ocean held by the Group, a 5% decrease in the net assets attributable to shareholders of the parent company would result in a decrease of RMB467 million in the book value of the Group’s long-term equity investment in Sino-Ocean.
[4]	The 2021 final dividend of RMB0.0391 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 10 May 2022. The Company received a cash dividend of RMB125 million. The 2022 interim dividend of RMB0.0663 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 13 October 2022. The Company received a cash dividend equivalent to RMB212 million. On 31 December 2022, the stock price of China Unicom was RMB4.48 per share.